Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Breakdown of Funds Obtained in Institutional Markets (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 138,308	R$ 104,244
Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 74,916	59,462
Interest rate for each operations	4.63%
Obligations on securities abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 62,433	43,672
Obligations on securities abroad [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	(0.05%)
Obligations on securities abroad [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	29.75%
Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 959	1,110
Raisings through structured operations certificates [member] | Bottom of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	1.41%
Raisings through structured operations certificates [member] | Top of range [member]
Disclosure Of Repurchase Agreements [Line Items]
Interest rate for each operations	11.12%
Current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 19,339	13,835
Current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	12,125	4,098
Current [member] | Obligations on securities abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	6,636	9,162
Current [member] | Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	578	575
Non-current [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	118,969	90,409
Non-current [member] | Subordinated debt [Member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	62,791	55,364
Non-current [member] | Obligations on securities abroad [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	55,797	34,510
Non-current [member] | Raisings through structured operations certificates [member]
Disclosure Of Repurchase Agreements [Line Items]
Institutional market funds	R$ 381	R$ 535